UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 98.7%
Equity — 88.8%
3,936,112	Goldman Sachs U.S. Equity Dividend and Premium Fund — 49.9%	$32,158,038
1,959,118	Goldman Sachs International Equity Dividend and Premium Fund — 23.4%	15,085,205
639,779	Goldman Sachs Structured Small Cap Equity Fund — 9.0%	5,783,600
328,704	Goldman Sachs Structured Emerging Markets Equity Fund — 3.8%	2,478,427
248,359	Goldman Sachs Structured International Small Cap Fund — 2.7%	1,753,414

		57,258,684

Fixed Income — 9.9%
538,628	Goldman Sachs High Yield Fund — 5.7%	3,673,444
284,801	Goldman Sachs Core Fixed Income Fund — 4.2%	2,719,851

		6,393,295

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 98.7%		$63,651,979

Exchange Traded Fund — 1.0%
28,400	Technology Select Sector Spider Fund	$617,700

Shares	Rate	Value
Short-term Investment — 0.1%
Investment Company (Capital Shares)(b) — 0.1%
JPMorgan U.S. Government Money Market Fund
83,662	0.083%	$83,662

TOTAL INVESTMENTS — 99.8%		$64,353,341

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		109,317

NET ASSETS — 100.0%		$64,462,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents Affiliated Funds.
(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$61,350,573

Gross unrealized gain	3,002,768
Gross unrealized loss	—

Net unrealized security gain	$3,002,768

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 98.9%
Equity — 89.0%
12,944,138	Goldman Sachs Structured Tax-Managed Equity Fund — 58.9%	$112,096,235
6,025,780	Goldman Sachs Structured International Tax-Managed Equity Fund — 23.5%	44,831,806
971,689	Goldman Sachs Structured Emerging Markets Equity Fund — 3.9%	7,326,533
735,785	Goldman Sachs Structured International Small Cap Fund — 2.7%	5,194,645

		169,449,219

Fixed Income — 9.9%
1,596,344	Goldman Sachs High Yield Fund — 5.7%	10,887,063
845,541	Goldman Sachs Core Fixed Income Fund — 4.2%	8,074,916

		18,961,979

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 98.9%		$188,411,198

Exchange Traded Fund — 0.9%
79,100	Technology Select Sector Spider Fund	$1,720,425

Shares	Rate	Value
Short-term Investment — 0.2%
Investment Company (Capital Shares)(b) — 0.2%
JPMorgan U.S. Government Money Market Fund
327,206	0.083%	$327,206

TOTAL INVESTMENTS — 100.0%		$190,458,829

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		5,286

NET ASSETS — 100.0%		$190,464,115

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents Affiliated Funds.
(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$171,346,412

Gross unrealized gain	19,112,417
Gross unrealized loss	—

Net unrealized security gain	$19,112,417

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments
November 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds and Unaffiliated Funds are valued at the net asset value per share (“NAV”) of such funds on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers (i) yield or price with respect to bonds that are considered comparable in such characteristics as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Portfolios and Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time it determines an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy:

Enhanced Dividend Global Equity	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$57,258,684	$—	$—
Fixed Income Underlying Funds	6,393,295	—	—
Exchange Traded Fund	617,700	—	—
Short-term Investments	83,662	—	—

Total	$64,353,341	$—	$—

Tax-Advantaged Global Equity	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$169,449,219	$—	$—
Fixed Income Underlying Funds	18,961,979	—	—
Exchange Traded Fund	1,720,425	—	—
Short-term Investments	327,206	—	—

Total	$190,458,829	$—	$—

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2010

* Print the name and title of each signing officer under his or her signature.